Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	€ 6,794,752	€ 6,287,375	€ 5,856,277
Long-lived assets	1,687,237	1,620,678	1,447,523
Japan [Member]
Segment Reporting Information [Line Items]
Net sales	404,259	668,381	477,110
Long-lived assets	4,277	3,209	3,695
Korea [Member]
Segment Reporting Information [Line Items]
Net sales	1,579,907	1,971,650	1,624,059
Long-lived assets	17,354	11,626	16,684
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales	245,785	121,390	132,593
Long-lived assets	844	422	879
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales	2,084,702	1,551,512	1,124,883
Long-lived assets	125,456	60,029	60,241
CHINA
Segment Reporting Information [Line Items]
Net sales	779,547	541,899	403,371
Long-lived assets	3,156	1,390	1,766
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Net sales	19,758	2,077	2,205
Long-lived assets	2,757	2,095	2,041
Netherlands [Member]
Segment Reporting Information [Line Items]
Net sales	1,512	3,521	1,334
Long-lived assets	1,201,437	1,229,800	1,124,632
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Net sales	551,330	211,038	196,332
Long-lived assets	4,093	1,313	1,322
United States [Member]
Segment Reporting Information [Line Items]
Net sales	1,127,952	1,215,907	1,894,390
Long-lived assets	€ 327,863	€ 310,794	€ 236,263